Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Schedule of net profit (loss) for the year used for the basic and diluted earnings per share

	For the year ended December 31
in 000€	2024	2023	2022
Net profit (loss) attributable to ordinary equity holders of the parent for basic earnings	13,436	6,722	(2,123)
Net profit (loss) attributable to ordinary equity holders of the parent adjusted for the effect of dilution	13,436	6,722	(2,123)

Schedule of share data used in the basic and diluted earnings per share computations

	For the year ended December 31
in 000	2024	2023	2022
Weighted average number of ordinary shares for basic earnings per share	59,067	59,067	59,064
Effect of dilution:
Warrants	37	18	—
Weighted average number of ordinary shares adjusted for effect of dilution	59,105	59,085	59,064

Schedule of earnings per share

	For the year ended December 31
	2024	2023	2022
Earnings per share attributable to the owners of the parent
Basic	0.23	0.11	(0.04)
Diluted	0.23	0.11	(0.04)